                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one):    [ ] is a restatement.
                                         [ ] adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    Attractor Investment Management Inc.
Address: 1440 Chapin Avenue, Suite 201
         Burlingame, CA 94010

Form 13F File Number:  28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:    Harvey Allison
Title:   President
Phone:   (650) 685-8541

Signature, Place, and Date of Signing:

         /s/HARVEY ALLISON
--------------------------------------

                                      Burlingame, California     August 14, 2001

Report Type (Check only one):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                        3

Form 13F Information Table Value Total:                                    $4454
                                                                     (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE FORM 13F AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:                                            None



                                                   FORM 13F INFORMATION TABLE


                                                                                                    VOTING AUTHORITY
                       TITLE                VALUE    SHRS OR   SH/   PUT/  INVSTMT   OTHER    --------------------------
NAME OF ISSUER        OF CLASS    CUSIP    X($1000)  PRN AMT   PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED     NONE
-------------------   --------  ---------  --------  --------  ----  ----  -------  --------  --------  ------   --------
Cisco Systems Inc.      COM     17275R102    1820    100000    SH           SOLE      N/A     100000

1-800 Contacts Inc.     COM     681977104    2509    101200    SH           SOLE      N/A     101200

Versata, Inc.           COM      92598101     125    185960    SH           SOLE      N/A     185960